Investments - Asset Types (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Debt and Equity Securities, FV-NI [Line Items]
Debt securities, available-for-sale	$ 3,658,895,000	$ 1,666,387,000
Total investments	9,319,179,000	9,034,557,000
U.S. government and agency
Debt and Equity Securities, FV-NI [Line Items]
Debt securities, available-for-sale	717,998,000	381,244,000
Total investments	951,048,000	696,077,000
U.K. government
Debt and Equity Securities, FV-NI [Line Items]
Debt securities, available-for-sale	13,574,000	15,349,000
Total investments	51,082,000	161,772,000
Other government
Debt and Equity Securities, FV-NI [Line Items]
Debt securities, available-for-sale	150,127,000	85,147,000
Total investments	502,153,000	702,856,000
Corporate
Debt and Equity Securities, FV-NI [Line Items]
Debt securities, available-for-sale	1,937,349,000	880,472,000
Total investments	5,686,732,000	5,448,270,000
Municipal
Debt and Equity Securities, FV-NI [Line Items]
Debt securities, available-for-sale	30,032,000	3,780,000
Total investments	162,669,000	140,687,000
Residential mortgage-backed
Debt and Equity Securities, FV-NI [Line Items]
Debt securities, available-for-sale	328,871,000	99,188,000
Total investments	553,945,000	400,914,000
Commercial mortgage-backed
Debt and Equity Securities, FV-NI [Line Items]
Debt securities, available-for-sale	276,488,000	49,046,000
Total investments	854,090,000	813,746,000
Asset-backed
Debt and Equity Securities, FV-NI [Line Items]
Debt securities, available-for-sale	204,456,000	152,161,000
Total investments	557,460,000	670,235,000
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises
Debt and Equity Securities, FV-NI [Line Items]
Debt securities, trading	458,100,000	333,300,000
Senior Secured Debt Securities
Debt and Equity Securities, FV-NI [Line Items]
Debt securities, trading	0	31,400,000
Short-term Investments
Debt and Equity Securities, FV-NI [Line Items]
Debt securities, trading	5,129,000	51,490,000
Debt securities, available-for-sale	263,795,000	128,335,000
Short-term Investments | U.S. government and agency
Debt and Equity Securities, FV-NI [Line Items]
Debt securities, trading	0	0
Debt securities, available-for-sale	243,556,000	111,583,000
Short-term Investments | U.K. government
Debt and Equity Securities, FV-NI [Line Items]
Debt securities, trading	0	24,411,000
Debt securities, available-for-sale	0	1,069,000
Short-term Investments | Other government
Debt and Equity Securities, FV-NI [Line Items]
Debt securities, trading	3,424,000	21,958,000
Debt securities, available-for-sale	3,213,000	387,000
Short-term Investments | Corporate
Debt and Equity Securities, FV-NI [Line Items]
Debt securities, trading	1,705,000	5,121,000
Debt securities, available-for-sale	17,026,000	13,915,000
Short-term Investments | Municipal
Debt and Equity Securities, FV-NI [Line Items]
Debt securities, trading	0	0
Debt securities, available-for-sale	0	1,381,000
Short-term Investments | Residential mortgage-backed
Debt and Equity Securities, FV-NI [Line Items]
Debt securities, trading	0	0
Debt securities, available-for-sale	0	0
Short-term Investments | Commercial mortgage-backed
Debt and Equity Securities, FV-NI [Line Items]
Debt securities, trading	0	0
Debt securities, available-for-sale	0	0
Short-term Investments | Asset-backed
Debt and Equity Securities, FV-NI [Line Items]
Debt securities, trading	0	0
Debt securities, available-for-sale	0	0
Fixed Maturities
Debt and Equity Securities, FV-NI [Line Items]
Debt securities, trading	4,594,892,000	6,143,335,000
Debt securities, available-for-sale	3,395,100,000	1,538,052,000
Fixed Maturities | U.S. government and agency
Debt and Equity Securities, FV-NI [Line Items]
Debt securities, trading	123,874,000	208,296,000
Debt securities, available-for-sale	474,442,000	269,661,000
Fixed Maturities | U.K. government
Debt and Equity Securities, FV-NI [Line Items]
Debt securities, trading	37,508,000	122,012,000
Debt securities, available-for-sale	13,574,000	14,280,000
Fixed Maturities | Other government
Debt and Equity Securities, FV-NI [Line Items]
Debt securities, trading	327,437,000	575,017,000
Debt securities, available-for-sale	146,914,000	84,760,000
Fixed Maturities | Corporate
Debt and Equity Securities, FV-NI [Line Items]
Debt securities, trading	3,227,726,000	3,959,288,000
Debt securities, available-for-sale	1,920,323,000	866,557,000
Fixed Maturities | Municipal
Debt and Equity Securities, FV-NI [Line Items]
Debt securities, trading	79,959,000	87,451,000
Debt securities, available-for-sale	30,032,000	2,399,000
Fixed Maturities | Residential mortgage-backed
Debt and Equity Securities, FV-NI [Line Items]
Debt securities, trading	154,471,000	215,521,000
Debt securities, available-for-sale	328,871,000	99,188,000
Fixed Maturities | Commercial mortgage-backed
Debt and Equity Securities, FV-NI [Line Items]
Debt securities, trading	347,225,000	534,357,000
Debt securities, available-for-sale	276,488,000	49,046,000
Fixed Maturities | Asset-backed
Debt and Equity Securities, FV-NI [Line Items]
Debt securities, trading	296,692,000	441,393,000
Debt securities, available-for-sale	204,456,000	152,161,000
Funds Held - Directly Managed
Debt and Equity Securities, FV-NI [Line Items]
Debt securities, trading	1,060,263,000	1,173,345,000
Funds Held - Directly Managed | U.S. government and agency
Debt and Equity Securities, FV-NI [Line Items]
Debt securities, trading	109,176,000	106,537,000
Funds Held - Directly Managed | U.K. government
Debt and Equity Securities, FV-NI [Line Items]
Debt securities, trading	0	0
Funds Held - Directly Managed | Other government
Debt and Equity Securities, FV-NI [Line Items]
Debt securities, trading	21,165,000	20,734,000
Funds Held - Directly Managed | Corporate
Debt and Equity Securities, FV-NI [Line Items]
Debt securities, trading	519,952,000	603,389,000
Funds Held - Directly Managed | Municipal
Debt and Equity Securities, FV-NI [Line Items]
Debt securities, trading	52,678,000	49,456,000
Funds Held - Directly Managed | Residential mortgage-backed
Debt and Equity Securities, FV-NI [Line Items]
Debt securities, trading	70,603,000	86,205,000
Funds Held - Directly Managed | Commercial mortgage-backed
Debt and Equity Securities, FV-NI [Line Items]
Debt securities, trading	230,377,000	230,343,000
Funds Held - Directly Managed | Asset-backed
Debt and Equity Securities, FV-NI [Line Items]
Debt securities, trading	$ 56,312,000	$ 76,681,000